UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2003
                                               ------------------

Check here if Amendment [  ];        Amendment Number:
                                                      -----

     This Amendment (Check only one.):      [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     RBO & CO, LLC
Address:  PO BOX 306
          ST. HELENA, CA 94574

Form 13F File Number:    28-10006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    REGINALD B. OLIVER
Title:   PRESIDENT
Phone:   (707) 963-1231

Signature, Place, and Date of Signing:

                                 St Helena, CA           5/4/02
--------------------------       --------------          ------
[Signature]                      [City, State]           [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    NONE

Form 13F Information Table Entry Total:                 59
                                                 ---------
Form 13F Information Table Value Total:          $ 132,579
                                                 ---------
                                                (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

AS OF 9/30/03
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Name of Issuer                          SYMBOL     Class     Cusip Value        X 1000  total share  Discretion  Voting Auth
----------------------------------------------------------------------------------------------------------------------------
Abbott Labs                             ABT        com           2824100        $ 3,710     87,200    sole         none
American International Group Inc        AIG        com          26874107          $ 302      5,231    sole         none
Alltel Corp                             AT         com          20039103        $ 4,551     98,218    sole         none
American Express Company                AXP        com          25816109          $ 222      4,928    sole         none
Bank of America                         BAC        com          60505104          $ 695      8,911    sole         none
Brown Forman Corporation                BF B       com         115637209        $ 2,397     30,300    sole         none
Bellsouth Corporation                   BLS        com          79860102          $ 975     41,158    sole         none
Bristol-Myers Squibb Co                 BMY        com         110122108          $ 523     20,396    sole         none
BP P L C                                BP         com          55622104          $ 373      8,856    sole         none
BRE Properties Inc                      BRE        com         05564E106        $ 2,164     65,606    sole         none
Citigroup, Inc.                         C          com         172967101          $ 550     12,083    sole         none
Caterpillar Inc                         CAT        com         149123101        $ 1,710     24,840    sole         none
Chalone Wine Group                      CHLN       com         157639105           $ 94     12,000    sole         none
ChevronTexaco Corp                      CVX        com         166764100        $ 1,551     21,710    sole         none
Dominion Res Inc Va                     D          com         25746U109          $ 904     14,600    sole         none
Deere & Company                         DE         com         244199105          $ 236      4,418    sole         none
The Walt Disney Company                 DIS        com         254687106        $ 2,118    105,032    sole         none
Consolidated Edison Inc                 ED         com         209115104          $ 367      9,000    sole         none
Equity One, Inc (former IRT)            EQY        com         294752100        $ 1,974    116,120    sole         none
Firstenergy Corporation                 FE         com         337932107        $ 1,028     32,216    sole         none
FNMA                                    FNM        com         313586109          $ 152     11,050    sole         none
General Electric Company                GE         com         369604103        $ 3,241    108,718    sole         none
International Business Machines Corp    IBM        com         459200101        $ 4,354     49,290    sole         none
Johnson & Johnson                       JNJ        com         478160104       $ 13,984    282,400    sole         none
J P Morgan Chase & Co                   JPM        com         46625H100          $ 993     28,932    sole         none
Kimberly Clark Corp                     KMB        com         494368103        $ 1,008     19,648    sole         none
Coca-Cola Company                       KO         com         191216100        $ 5,288    124,550    sole         none
Laboratory Corp Amer Hldgs              LH         com         50540R409          $ 396     13,800    sole         none
Eli Lilly & Company                     LLY        com         532457108        $ 1,794     30,200    sole         none
McDonalds Corporation                   MCD        com         580135101          $ 301     12,800    sole         none
Altria                                  MO         com         718154107        $ 7,834    178,865    sole         none
Merck & Co Inc                          MRK        com         589331107          $ 931     18,400    sole         none
New Plan Excel Realty Inc               NXL        com         648053106          $ 517     22,200    sole         none
Oxford Industries Inc                   OXM        com         691497309        $ 1,746     27,200    sole         none
Pepsico Inc                             PEP        com         713448108        $ 4,704    102,650    sole         none
Pfizer Inc                              PFE        com         717081103          $ 406     13,370    sole         none
Proctor & Gamble Company                PG         com         742718109          $ 385      4,150    sole         none
Progress Energy Inc                     PGN        com         743263105        $ 1,601     36,000    sole         none
Pan Pacific Retail Properties           PNP        com         69806L104       $ 18,647    433,652    sole         none
Providence & Worcester RR Co.           PWX        com         743737108           $ 89     10,000    sole         none
Questar                                 STR        com         748356102          $ 246      8,000    sole         none
RailAmerica Inc                         RRA        com         750753105        $ 4,775    555,262    sole         none
Reunion Industries Inc                  RUN        com         761312107            $ 2     10,000    sole         none
SBC Communications Inc                  SBC        com         78387G103          $ 458     20,579    sole         none
Scana Corp New                          SCG        com         80589M102        $ 1,284     37,500    sole         none
Sara Lee Corporation                    SLE        com         803111103        $ 2,467    134,392    sole         none
Schering Plough                         SGP        com         828806109          $ 390     25,600    sole         none
Suntrust Bks Inc                        STI        com         867914103          $ 222      3,682    sole         none
Price T Rowe Group Inc                  TROW       com         74144T108          $ 792     19,175    sole         none
Tyco International Limited              TYC        com         902124106          $ 230     11,236    sole         none
Unocal Corporation                      UCL        com         915289102          $ 537     10,425    sole         none
UST Incorporated                        UST        com         902911106        $ 1,787     50,800    sole         none
Vivendi Universal                       V          com         92851S204          $ 199     11,200    sole         none
Vodafone Group PLC                      VOD        com         92857W100          $ 244     12,056    sole         none
Verizon Communications                  VZ         com         92343V104        $ 1,279     39,415    sole         none
WestAmerica Bancorporation              WABC       com         957090103        $ 5,999    134,871    sole         none
Weingarten Realty                       WRI        com         948741103        $ 2,163     48,075    sole         none
Wyeth                                   WYE        com         983024100        $ 8,249    178,936    sole         none
Exxon Mobil Corp                        XOM        com         30231G102        $ 6,435    175,828    sole         none
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TOTALS                                                                          132,579